Annual Total Returns- Invesco Treasury Obligations Portfolio (Private Investment) [BarChart] - Private Investment - Invesco Treasury Obligations Portfolio - Private Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.03%	0.03%	0.10%	0.13%	0.46%	1.47%	1.79%	0.28%